PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Share-based compensation	$ 4,040	$ 3,961
Financing fees	0	453
Net operating losses	35,785	40,580
Inventory	99	97
Lease liabilities	38,915	41,088
Tax receivable agreement	16,407	15,379
Other	1,770	629
Total deferred tax assets	97,016	102,187
Deferred tax liabilities
ROU assets	(12,781)	(13,689)
Property, plant and equipment	(8,700)	(11,669)
Intangible assets	(62,692)	(64,052)
Total deferred tax liabilities	(84,173)	(89,410)
Valuation allowance	(38,666)	(41,687)
Net deferred tax liabilities	$ (25,823)	$ (28,910)